INTANGIBLE AND OTHER ASSETS (Schedule of Intangible Assets with Finite Economic Useful Lives) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Balance		₪ 697
Balance		617	₪ 697
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		3,050	3,119	₪ 3,147
Transition to IFRS 15	[1]		(11)
Additions		162	143	86
Disposals		143	201	114
Balance		3,069	3,050	3,119
Cost [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		2,123	2,123	2,123
Balance		2,123	2,123	2,123
Cost [Member] | Costs of obtaining contracts with customers [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[1]	86
Transition to IFRS 15	[1]		2
Additions	[1]	91	84
Disposals	[1]	2
Balance	[1]	175	86
Cost [Member] | Trade name [Member]
Disclosure of detailed information about intangible assets [line items]
Balance			73	73
Additions		3
Disposals			73
Balance		3		73
Cost [Member] | Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		276	276	276
Balance		276	276	276
Cost [Member] | Subscriber acquisition and retention costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance			13	13
Transition to IFRS 15	[1]		(13)
Additions				4
Disposals				4
Balance				13
Cost [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[2]	565	634	662
Additions	[2]	68	59	82
Disposals	[2]	141	128	110
Balance	[2]	492	565	634
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		2,353	2,326	2,191
Transition to IFRS 15	[1]		(11)
Amortization		241	239	249
Disposals		142	201	114
Balance		2,452	2,353	2,326
Accumulated amortization [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		1,764	1,676	1,588
Amortization		88	88	88
Balance		1,852	1,764	1,676
Accumulated amortization [Member] | Costs of obtaining contracts with customers [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[1]	15
Amortization	[1]	49	15
Disposals	[1]	2
Balance	[1]	62	15
Accumulated amortization [Member] | Trade name [Member]
Disclosure of detailed information about intangible assets [line items]
Balance			62	41
Amortization			11	21
Disposals			73
Balance				62
Accumulated amortization [Member] | Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		255	237	219
Amortization		18	18	18
Balance		273	255	237
Accumulated amortization [Member] | Subscriber acquisition and retention costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance			11	10
Transition to IFRS 15	[1]		(11)
Amortization				5
Disposals				4
Balance				11
Accumulated amortization [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[2]	319	340	333
Amortization	[2]	86	107	117
Disposals	[2]	140	128	110
Balance	[2]	265	319	340
Carrying amounts, net [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[2]	697	793
Balance	[2]	617	697	793
Carrying amounts, net [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		359	447
Balance		271	359	447
Carrying amounts, net [Member] | Costs of obtaining contracts with customers [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[1]	71
Balance	[1]	113	71
Carrying amounts, net [Member] | Trade name [Member]
Disclosure of detailed information about intangible assets [line items]
Balance			11
Balance		3		11
Carrying amounts, net [Member] | Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		21	39
Balance		3	21	39
Carrying amounts, net [Member] | Subscriber acquisition and retention costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance			2
Balance				2
Carrying amounts, net [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		246	294
Balance		₪ 227	₪ 246	₪ 294

[1]	See adoption of IFRS 15 Revenues from Contracts with Customers in note 2(n) and note 2(f)(5) For depreciation and amortization in the statement of income see note 22.
[2]	Cost additions include capitalization of salary and employee related expenses